Stock options (Details 1) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Number of stock options
Outstanding	2,890,600	2,473,100
Granted	542,500	1,900,000
Forfeited	(423,333)	(390,268)
Expired	(105,000)	(877,232)
Cancelled		(140,000)
Exercised	(16,667)	(75,000)
Outstanding	2,888,100	2,890,600
Options exercisable as at end of the year	1,733,930	970,600
Weighted average exercise price
Outstanding at beginning of the year	0.86	1.02
Granted	0.91	0.89
Forfeited	0.79	1.72
Expired	0.75	1.05
Cancelled		0.63
Exercised	0.79	0.63
Options outstanding as at end of the year	0.88	0.86
Options exercisable as at end of the year	0.90	0.78